Pension Plans And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension Plans And Other Postretirement Benefits [Abstract]
Pension Plans And Other Postretirement Benefits

Note 11.  Pension Plans and Other Postretirement Benefits

The Company sponsors a non-contributory defined benefit pension plan (“Pension Plan”), as well as non-qualified pension plans and other postretirement benefit plans (“OPEBs”) for its eligible employees.  The Company’s total periodic benefit cost recognized for all qualified and nonqualified pension and OPEBs plans was $2.2 million, $2.8 million and $2.4 million in 2012, 2011 and 2010, respectively.  A portion of the costs for 2011 and 2010 were allocated to the Company by NTELOS, when its employees were participating in similar plans sponsored by NTELOS.  Concurrent with the Business Separation, the Company established its own qualified and nonqualified pension plans and OPEBs for its employees.  The Company initially measured the plans as of October 31, 2011 based on actual plan assets transferred to the Company effective upon the Business Separation and the actual plan participants and their respective accrued benefits.  In addition to the transfer of the assets and obligations from these plans, the related unrealized actuarial losses from these plans as determined on the October 31, 2011 measurement date was transferred from NTELOS.

Effective December 31, 2012, the Company froze the accumulation of benefits under the Pension Plan and the supplemental executive retirement plan in conjunction with a cost reduction plan that was announced in mid-December 2012.  As such, no further benefits will be accrued by plan participants for services rendered after this date under either of these plans.

The following tables provide a reconciliation of the changes in the qualified plans’ benefit obligations and fair value of assets and a statement of the funded status as of December 31, 2012 and 2011 and the classification of amounts recognized in the consolidated balance sheets:

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
(In thousands)	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011
Change in benefit obligations:
Benefit obligations, beginning of period	$64,061	$60,181	$12,511	$12,157
Service cost	2,043	312	78	12
Interest cost	2,698	451	525	91
Actuarial loss	5,942	3,528	201	318
Benefits paid, net	(2,475)	(411)	(441)	(67)
Curtailment gain	(8,519)	-	-	-
Transfer	761	-	-	-
Benefit obligations, end of period	64,511	64,061	12,874	12,511

Change in plan assets:
Fair value of plan assets, beginning of period	45,109	45,531	-	-
Actual return on plan assets	6,610	(11)	-	-
Employer contributions	2,000	-	441	67
Benefits paid	(2,492)	(411)	(441)	(67)
Transfer	448	-	-	-
Fair value of plan assets, end of period	51,675	45,109	-	-

Funded status:
Total liability, end of period	$12,836	$18,952	$12,874	$12,511

The accumulated benefit obligation for the defined benefit pension plan at December 31, 2012 and 2011 was $64.5 million and $56.5 million, respectively.  The accumulated benefit obligation represents the present value of pension benefits based on service and salary earned to date.  The benefit obligation indicated in the table above is the projected benefit obligation which represents the present value of pension benefits taking into account projected future service and salary increases.  The projected benefit obligation is equal to the accumulated benefit obligation as of December 31, 2012 due to the Company’s freezing of benefits under the Plan effective as of this same date.

The Company has classified the projected amount to be paid in 2013 of $0.9 million related to the other postretirement benefit plans and the nonqualified pension plans (discussed below) in current liabilities under the caption “other accrued liabilities” on the Company’s consolidated balance sheets at December 31, 2012.

The following table provides the components of net periodic benefit cost for the plans for the year ended December 31, 2012 and the period November 1, 2011 to December 31, 2011:

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
(In thousands)	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011
Components of net periodic benefit cost:
Service cost	$2,043	$312	$78	$12
Interest cost	2,698	451	525	91
Expected return on plan assets	(3,517)	(571)	-	-
Amortization of loss	1,481	197	-	-
Net periodic benefit cost	$2,705	$389	$603	$103

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants.  Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

Unrecognized actuarial losses for the year ended December 31, 2012 were $2.9 million and $0.2 million for the defined benefit pension plan and the other postretirement benefit plans, respectively.  A curtailment gain of $8.5 million was recognized as of December 31, 2012 in connection with the Company’s freezing of the defined benefit pension plan.  The curtailment gain was recorded as an offset to unrecognized actuarial losses in accumulated other comprehensive income.  The total amount of unrecognized actuarial losses recorded in accumulated other comprehensive loss at December 31, 2012 related to the defined benefit pension plan and the other postretirement benefit plans, respectively, was $10.3 million, net of a $6.5 million deferred tax asset, and $0.9 million, net of a $0.6 million deferred tax asset.

Unrecognized actuarial losses for the period November 1, 2011 through December 31, 2011 were $4.1 million and $0.3 million for the defined benefit pension plan and the other postretirement benefit plans, respectively.  The total amount of unrecognized actuarial losses recorded in accumulated other comprehensive loss at December 31, 2011 related to these respective plans was $14.4 million, net of a $9.2 million deferred tax asset, and $0.8 million, net of a $0.5 million deferred tax asset.

The assumptions used in the measurements of the Company’s benefit obligations at December 31, 2012 and 2011 are shown in the following table:

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Discount rate	3.85%	4.30%	3.85%	4.30%
Rate of compensation increase	3.00%	3.00%	N/A	N/A

The assumptions used in the measurements of the Company’s net cost for the consolidated statement of operations for the year ended December 31, 2012 and for the period November 1, 2011 through December 31, 2011 are:

	Defined Benefit Pension Plan		Other Postretirement Benefit Plans
	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011	Year Ended December 31, 2012	November 1, 2011 to December 31, 2011
Discount rate	4.30%	4.60%	4.30%	4.60%
Expected return on plan assets	7.75%	7.75%	N/A	N/A
Rate of compensation increase	3.00%	3.00%	N/A	N/A

The Company reviews the assumptions noted in the above table annually or more frequently to reflect anticipated future changes in the underlying economic factors used to determine these assumptions.  The discount rates assumed reflect the rate at which the Company could invest in high quality corporate bonds in order to settle future obligations.  In doing so, the Company utilizes a Citigroup Pension Discount Curve applied against the Company’s estimated defined benefit payments to derive a blended rate.  The Citigroup Pension Discount Curve is derived from over 350 Aa corporate bonds.  The Company also compares this to a Moody’s ten year Aa bond index for reasonableness.

For measurement purposes, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2013 for the obligation as of December 31, 2012.  The rate was assumed to decrease one-half percent per year to a rate of 5.0% for 2017 and remain at that level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  The effect of a 1% change on the medical trend rate per future year, while holding all other assumptions constant, to the service and interest cost components of net periodic postretirement health care benefit costs and accumulated postretirement benefit obligation would be a  $0.1 million increase and a $1.9 million increase, respectively, for a 1% increase in medical trend rate and a  $0.1 million decrease and a $1.6 million decrease, respectively, for a 1% decrease in medical trend rate.

In developing the expected long-term rate of return assumption for the assets of the Defined Benefit Pension Plan, the Company evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions.  The Company also considered the related historical ten-year average asset return at December 31, 2012 as well as considering input from the Company’s third party pension plan asset managers.

The weighted average actual asset allocations by asset category and the fair value by asset category as of December 31, 2012 and 2011 were as follows:

(Dollars in thousands)	December 31, 2012		December 31, 2011
Asset Category	Actual Allocation	Fair Value	Actual Allocation	Fair Value
Large Cap Value	32%	$16,395	34%	$15,088
Large Cap Blend	16%	8,169	17%	7,536
Mid Cap Blend	6%	3,149	6%	2,846
Small Cap Blend	4%	2,134	4%	1,896
Foreign Stock - Large Cap	7%	3,696	7%	3,040
Bond	32%	16,405	29%	13,281
Cash and cash equivalents	3%	1,727	3%	1,422
Total	100%	$51,675	100%	$45,109

The actual and target allocation for plan assets is broadly defined and measured as follows:

	December 31, 2012		December 31, 2011
Asset Category	Actual Allocation	Target Allocation	Actual Allocation
Equity securities	65%	65%	67%
Bond securities and cash equivalents	35%	35%	33%
Total	100%	100%	100%

It is the Company’s policy to invest pension plan assets in a diversified portfolio consisting of an array of asset classes.  The investment risk of the assets is limited by appropriate diversification both within and between asset classes.  The assets are primarily invested in investment funds that invest in a broad mix of publicly traded equities,  bonds and cash equivalents (and fair value is based on quoted market prices (“level 1” input)).  The allocation between equity and bonds is reset quarterly to the target allocations.  Updates to the allocation are considered in the normal course and changes may be made when appropriate.  The bond holdings consist of three bond funds split relatively evenly between these funds at December 31, 2012.  At December 31, 2012, the Company believes that there are no material concentrations of risk within the portfolio of plan assets.

The assumed long term return noted above is the target long term return.  Overall return, risk adjusted return, and management fees are assessed against a peer group and benchmark indices.  Reporting on asset performance is provided quarterly and review meetings are held semi-annually.  In addition to normal rebalancing to maintain an adequate cash reserve, projected cash flow needs of the plan are reviewed at least annually to ensure liquidity is properly managed.

The Company contributed $2.0 million to the pension plan in 2012.  The Company does not expect to contribute to the pension plan in 2013.  The Company expects the net periodic benefit cost for the defined benefit pension plan and the other postretirement benefit plans in 2013 to be income of $0.6 million (which includes $0.9 million of loss in other comprehensive income expected to be recognized as a component of net periodic benefit cost) and $0.6 million, respectively.

The following estimated future pension benefit payments and other postretirement benefit plan payments which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

(In thousands) Year	Defined Benefit Pension Plan	Other Postretirement Benefit Plans
2013	$2,665	$553
2014	2,696	544
2015	2,785	533
2016	2,937	555
2017	3,009	583
2018-2022	$15,855	$3,159

Other Benefit Plans

The Company has a supplemental executive retirement plan that was formed through transfer of benefit obligations of $2.5 million related to the Company’s employees or former employees from NTELOS in connection with the Business Separation.  In addition, the transfer of the benefit obligation triggered the transfer of a gross unrealized loss of $1.0 million.  Both the projected benefit obligation and the accumulated benefit obligation associated with this plan at December 31, 2012 were $4.8 million.  Effective December 31, 2012, the Company decided to freeze the supplemental executive retirement plan.  As such, no further benefits will be accrued by plan participants for services rendered after this date.  In connection with this, a curtailment gain of $0.2 million was recorded at December 31, 2012 as an offset to unrecognized actuarial losses in accumulated other comprehensive income.

The projected benefit obligation and the accumulated benefit obligation associated with this plan at December 31, 2011 were $4.3 million and $2.5 million, respectively.  The Company recognized $0.3 million and $0.2 million of expense from previously unrecognized loss related to the supplemental executive retirement plan during the year ended December 31, 2012 and the period November 1, 2011 through December 31, 2011, respectively.  The total balance of unrecognized actuarial losses recorded in accumulated other comprehensive income at December 31, 2012 and 2011 related to this plan was $1.5 million, net of a $1.0 million deferred tax asset, and $1.6 million, net of a $1.0 million deferred tax asset, respectively.

The estimated future benefit payments are expected to be $0.3 million annually for each of the years 2013 through 2017 and $1.3 million in aggregate for the years 2018 through 2022.

The Company also has certain other nonqualified defined benefit pension plans assumed from a prior merger.  The projected benefit obligation related to these plans at December 31, 2012 and 2011 was $0.5 million and $0.9 million, respectively, with expected future payments of $0.2 million in 2013 and $0.1 million or less thereafter.  These nonqualified plans have no plan assets and are also closed to new participants.

The Company also sponsors a defined contribution 401(k) plan.  The Company’s matching contributions to this plan were  $0.8 million, $0.7 million and $0.5 million for the year ended December 31, 2012, 2011 and 2010, respectively.  The Company funds its 401(k) matching contributions in shares of the Company’s common stock.